Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus, Class S Shares Prospectus, Thrivent Multidimensional Income Fund Class S Shares Summary Prospectus, Thrivent Municipal Bond Fund Class A Shares Summary Prospectus, and Thrivent Municipal Bond Fund Class S Shares Summary Prospectus

each dated February 28, 2019

2.	The current strategies described under “Summary Section— Thrivent Multidimensional Income Fund —Principal Strategies” will be deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objectives by allocating assets across multiple income and growth producing asset classes and strategies. Debt securities in which the Fund invests include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund will also implement its investment strategy by investing in convertible bonds and U.S. dollar denominated emerging markets sovereign debt.

The Fund also plans to invest in income-producing equity securities, including preferred stock and real estate investment trusts (“REITs”). The Fund will invest in other income-producing securities such as shares of closed-end funds (“CEFs”), publicly-traded business development companies (“BDCs”), master limited partnerships (“MLPs”), and exchange-traded funds (“ETFs”). CEFs are investment companies that issue a fixed number of shares that trade on a stock exchange or over-the-counter, typically at a premium or a discount to their net asset value. BDCs are publicly held investment funds that invest primarily in private and thinly traded public U.S. businesses. MLPs are publicly-traded limited partnerships that are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources. ETFs are investment companies generally designed to track the performance of a securities or other index or benchmark. The Fund may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser.

The Fund may invest in other securities such as investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), and leveraged loans. It may also utilize derivatives for investment exposure or hedging purposes, including futures agreements and credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non- standardized derivatives contracts traded in the over-the-counter market.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on an issuer’s financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements.

3.	The following is inserted as the second to last sentence in the “Summary Section” under the heading “Principal Strategies” for Thrivent Municipal Bond Fund:

The Fund may also invest in debt securities that, at the time of purchase, are rated within or below the “BBB” major rating category by S&P or the “Baa” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser (commonly known as “high yield” or “junk” bonds).

4.	The following risk is added in the “Summary Section” under “Principal Risks” for Thrivent Municipal Bond Fund:

High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.

Thrivent Multidimensional Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus, Class S Shares Prospectus, Thrivent Multidimensional Income Fund Class S Shares Summary Prospectus, Thrivent Municipal Bond Fund Class A Shares Summary Prospectus, and Thrivent Municipal Bond Fund Class S Shares Summary Prospectus

each dated February 28, 2019

2.	The current strategies described under “Summary Section— Thrivent Multidimensional Income Fund —Principal Strategies” will be deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objectives by allocating assets across multiple income and growth producing asset classes and strategies. Debt securities in which the Fund invests include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund will also implement its investment strategy by investing in convertible bonds and U.S. dollar denominated emerging markets sovereign debt.

The Fund also plans to invest in income-producing equity securities, including preferred stock and real estate investment trusts (“REITs”). The Fund will invest in other income-producing securities such as shares of closed-end funds (“CEFs”), publicly-traded business development companies (“BDCs”), master limited partnerships (“MLPs”), and exchange-traded funds (“ETFs”). CEFs are investment companies that issue a fixed number of shares that trade on a stock exchange or over-the-counter, typically at a premium or a discount to their net asset value. BDCs are publicly held investment funds that invest primarily in private and thinly traded public U.S. businesses. MLPs are publicly-traded limited partnerships that are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources. ETFs are investment companies generally designed to track the performance of a securities or other index or benchmark. The Fund may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser.

The Fund may invest in other securities such as investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), and leveraged loans. It may also utilize derivatives for investment exposure or hedging purposes, including futures agreements and credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non- standardized derivatives contracts traded in the over-the-counter market.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on an issuer’s financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements.

Thrivent Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus, Class S Shares Prospectus, Thrivent Multidimensional Income Fund Class S Shares Summary Prospectus, Thrivent Municipal Bond Fund Class A Shares Summary Prospectus, and Thrivent Municipal Bond Fund Class S Shares Summary Prospectus

each dated February 28, 2019

3.	The following is inserted as the second to last sentence in the “Summary Section” under the heading “Principal Strategies” for Thrivent Municipal Bond Fund:

The Fund may also invest in debt securities that, at the time of purchase, are rated within or below the “BBB” major rating category by S&P or the “Baa” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser (commonly known as “high yield” or “junk” bonds).

4.	The following risk is added in the “Summary Section” under “Principal Risks” for Thrivent Municipal Bond Fund:

High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.